Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

10.    Income Taxes

The Company is subject to income tax in the U.S. and Canada through its wholly owned subsidiary, Rumble Canada Inc. Rumble Inc.’s federal statutory tax rate is 21% (2022 – 21%)

The difference between the tax calculated on income before income tax according to the statutory tax rate and the amount of the income tax included in the income tax expense is reconciled as follows:

	2023	2022
Loss before income taxes	$(119,712,165)	$(11,619,422)
Statutory income tax rate	21%	21%
Income tax recovery at statutory income tax rate	(25,139,555)	(2,440,079)
Non-deductible expenses	420,174	245,566
Change in the fair value of warrant liability	(943,421)	(4,412,205)
Difference in jurisdictional tax rates	(4,891,708)	(1,549,371)
Tax restructuring	—	693,725
Other	194,426	(165,724)
Change in valuation allowance	27,068,381	7,412,660
	$(3,291,703)	$(215,428)

The Company recorded an income tax benefit of $3,291,703 for the year ended December 31, 2023, which is primarily a result of a deferred tax liability created through the acquisitions of Callin and North River and can be used to realize certain deferred tax assets against which we had previously recorded a full valuation allowance.

Deferred Tax Assets (Liabilities)

	2023	2022
Deferred income tax assets:
Loss carryforwards	$45,792,765	$17,125,566
Tangible assets	—	271,227
Share-based compensation	3,627,277	398,881
R&D and other cost pool carryforwards	2,229,569	—
Other	129,636	161,452
Gross deferred income tax assets	51,779,247	17,957,126
Valuation allowance	(45,273,417)	(16,650,521)
Total deferred income tax assets, net of valuation allowance	6,505,830	1,306,605

Deferred income tax liabilities:
Tangible assets	(3,208,381)	—
Intangible assets	(3,297,449)	(1,306,605)
Total deferred income tax liabilities	(6,505,830)	(1,306,605)

Net deferred income tax assets and liabilities	$—	$—

The Company has assessed the realizability of the net deferred tax assets by considering the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. In making such a determination, the Company considered all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent results of operations. A significant piece of objective negative evidence evaluated was the cumulative tax loss incurred by the Company over the three year period ended December 31, 2023. Such objective evidence limits the ability to consider other subjective evidence, such as projections for future growth. After consideration of all these factors, the Company has recorded a full valuation allowance against the net deferred tax assets.

As at December 31, 2023, a valuation allowance has been taken against the net deferred tax assets of $45,273,417 (December 31, 2022 – $16,650,521).

Deferred income taxes have not been recorded on the basis differences for investments in consolidated subsidiaries as these basis differences are indefinitely reinvested or will reverse in a non-taxable manner. Quantification of the deferred income tax liability, if any, associated with indefinitely reinvested basis differences is not practicable.

As at December 31, 2023, the Company has US federal and state net loss carryforwards of $78,563,194 (December 31, 2022 – $47,341,455) and Canadian federal and provincial non-capital loss carryforwards of $107,580,614 (December 31, 2022 – $25,468,713). The US federal losses can be carried forward indefinitely, generally, the state losses can be carried forward 20 years. The Canadian non-capital loss carry forwards expire between 2039 and 2043.

2039	$85,753
2041	4,595,332
2042	21,012,477
2043	81,887,052
Indefinite	78,563,194

Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership as defined under U.S. IRC Section 382, and similar state provisions. An “ownership change” is generally defined as a cumulative change in the ownership interest of significant stockholders of more than 50 percentage points over a three-year period. The Company experienced ownership change during 2021. Such ownership change could result in a limitation of the Company’s ability to reduce future income by net operating loss carryforwards. A formal Section 382 study has not been prepared, so the exact effects of the ownership change are not known at this time.

The Company operates in a number of tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. The Company has accumulated loss carryforwards each year since inception in both the US and Canada which are open to audit examination until such time that the year in which they are utilized becomes statute barred. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. The Company recognizes the effects of uncertain tax positions in the consolidated financial statements after determining that it is more-likely-than-not the uncertain tax positions will be sustained. As of December 31, 2023, the Company has not recorded any uncertain tax positions, as well as any accrued interest and penalties on the consolidated balance sheet. During the year ended December 31, 2023, the Company did not record any interest and penalties in the consolidated statement of operations.